UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK ‡ — 100.6%
	Shares	Value
CONSUMER DISCRETIONARY — 10.5%
Big Lots	190	$8,312
Callaway Golf	4,250	32,300
Cheesecake Factory	457	19,596
El Pollo Loco Holdings *	160	6,208
Jack in the Box	338	19,330
Kate Spade *	201	7,604
Marriott Vacations Worldwide *	177	10,187
Murphy USA *	327	16,160

		119,697

CONSUMER STAPLES — 6.0%
Casey’s General Stores	218	14,425
Darling Ingredients *	1,114	20,854
Diamond Foods *	412	11,066
WD-40	342	22,832

		69,177

ENERGY — 7.6%
Bristow Group	141	10,063
Dresser-Rand Group *	270	16,068
Dril-Quip *	165	16,627
Forum Energy Technologies *	174	5,792
Parsley Energy, Cl A *	370	8,351
SEACOR Holdings *	106	8,052
Tidewater	453	21,413

		86,366

FINANCIALS — 16.9%
Assurant	92	5,829
Banner	429	17,263
First Busey	2,658	14,752
FNB	724	8,905
Investors Bancorp	150	1,556
Metro Bancorp *	500	11,475

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
MutualFirst Financial	1,400	$26,922
PacWest Bancorp	402	16,751
Preferred Bank *	762	16,909
Selective Insurance Group	358	7,980
South State	330	19,176
Stifel Financial *	540	24,727
ViewPoint Financial Group	826	20,766

		193,011

HEALTH CARE — 6.7%
Bio-Rad Laboratories, Cl A *	70	8,049
Centene *	180	12,976
Cubist Pharmaceuticals *	333	20,280
HMS Holdings *	730	13,439
WellCare Health Plans *	146	9,108
West Pharmaceutical Services	310	12,633

		76,485

INDUSTRIALS — 26.5%
Altra Industrial Motion	775	24,296
Barnes Group	444	15,207
Brink’s	669	17,956
CIRCOR International	178	12,793
CLARCOR	315	18,683
Clean Harbors *	242	13,947
Con-way	490	24,181
EMCOR Group	399	16,331
FreightCar America	1,749	37,743
Hub Group, Cl A *	431	19,904
Kennametal	53	2,241
Moog, Cl A *	176	11,619
NOW *	195	6,277
Rush Enterprises, Cl A *	250	8,808
SPX	57	5,650

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Teledyne Technologies *	235	$21,432
Tetra Tech	130	3,156
Timken	340	15,062
Titan International	911	13,592
Toro	250	14,833

		303,711

INFORMATION TECHNOLOGY — 11.4%
Belden	106	7,197
Broadridge Financial Solutions	448	18,086
Cabot Microelectronics *	201	8,078
Coherent *	293	17,260
CommVault Systems *	550	26,411
Datawatch *	780	10,545
Itron *	165	5,937
Littelfuse	100	8,692
Power Integrations	85	4,576
Qualys *	130	3,106
Rogers *	99	5,679
WEX *	141	15,217

		130,784

MATERIALS — 15.0%
AEP Industries *	194	7,906
AptarGroup	381	23,279
Century Aluminum *	675	12,690
Horsehead Holding *	701	13,130
Innophos Holdings	343	20,727
Intrepid Potash *	2,600	38,506
Koppers Holdings	721	25,978
TimkenSteel *	540	23,495

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Tronox *	200	$5,308

		171,019

TOTAL COMMON STOCK

(Cost $1,171,164)		1,150,250

SHORT-TERM INVESTMENT (A) — 2.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $27,867)	27,867	27,867

TOTAL INVESTMENTS — 103.0%

(Cost $1,199,031) †		$1,178,117

Percentages are based on Net Assets of $1,143,945.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2014.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl—Class

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2014, there were no level 3 investments.

† At July 31, 2014, the tax basis cost of the Fund’s investments was $1,199,031, and the unrealized appreciation and depreciation were $44,331 and $(65,245), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

THB-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014